Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Property, Plant and Equipment Estimated Useful Lives	Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives:

Years
Buildings	5 to 50
Buildings Improvements	3 to 40
Leasehold Improvements	4 to 40
Machinery and Equipment	1 to 40

Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share
Basic and dilutive common shares outstanding used in determining net income per share are as follows:

	Years Ended 31 March
(Millions of shares)	2020	2019	2018
Basic common shares outstanding	442.6	441.9	441.2
Dilutive effect of stock awards	1.5	1.1	1.1
Diluted common shares outstanding	444.1	443.0	442.3

(US dollars)	2020	2019	2018
Net income per share - basic	0.55	0.52	0.33
Net income per share - diluted	0.54	0.52	0.33

Schedule of Immaterial Change in Statement of Cash Flows Line Items	The amounts presented within this report in the consolidated statement of cash flows have been adjusted for the fiscal years ended 31 March 2019 and 2018, as set forth in the following table:

	Year Ended 31 March 2019		Year Ended 31 March 2018
(Millions of US dollars)	As reported	As adjusted	As reported	As adjusted
Cash Flows From Operating Activities
Accounts payable and accrued liabilities	$(12.9)	$3.5	$14.2	$20.7
Net cash provided by operating activities	287.6	304.0	302.0	308.5

Cash Flows From Investing Activities
Purchases of property, plant and equipment	(301.1)	(317.5)	(203.7)	(210.2)
Net cash used in investing activities	(848.0)	(864.4)	(239.0)	(245.5)